Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	100,000,000
Common stock, shares issued	97,043,566	79,131,207	11,585,111
Common stock, shares outstanding	97,043,566	79,131,207	11,585,111